Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment	$ 45,713	$ 42,127
Less accumulated depreciation and amortization	(27,577)	(17,274)
Total property and equipment, net	18,136	24,853
Prosper Funding LLC
Property, Plant and Equipment [Line Items]
Property and equipment	19,911	16,749
Less accumulated depreciation and amortization	(11,958)	(6,654)
Total property and equipment, net	7,953	10,095
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment	14,499	14,107
Software and website development costs
Property, Plant and Equipment [Line Items]
Property and equipment	19,910	16,750
Software and website development costs | Prosper Funding LLC
Property, Plant and Equipment [Line Items]
Property and equipment	19,911	16,749
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Property and equipment	3,010	3,010
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	7,078	7,038
Assets not yet placed in service
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,216	$ 1,222